Accounts Receivable, net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, net
Accounts Receivable, net

6.  Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2010 and 2011:

	As of December 31,
	2010	2011
	RMB	RMB

Accounts receivable	5,631	16,294
Less: Allowance for doubtful accounts	––	––
Accounts receivable, net	5,631	16,294